Revenue from contracts with customers - Transaction price (Details) - Predecessor - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	¥ 418,723	¥ 338,069
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	350,146	270,196
More than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligations	¥ 68,577	¥ 67,873